Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid crude oil and other raw materials inventories	$ 23,793	$ 55,223
Prepaid insurance and other	49,420	33,192
Prepaid expenses	$ 73,213	$ 88,415